Lease Liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease Liabilities
23.	LEASE LIABILITIES

	As of December 31,
	2021	2022
	US$	US$
Lease liabilities payable:
Within one year	508	614
More than one year, but not exceeding two years	476	126
More than two years, but not exceeding five years	52	251

	1,036	991
Less: Amount due for settlement within 12 months shown under current liabilities	(508)	(614)

Amount due for settlement after 12 months shown under non-current liabilities	528	377

The Group leased various offices, and plant and equipment as disclosed in Note 15 for its administration, and research and development activities. These lease liabilities were measured at the present value of the lease payments that are not yet paid.

The Group does not face a significant liquidity risk with regard to its lease liabilities.
The lease agreements did not contain any contingent rent nor any purchase option for the leases.
The weighted average incremental borrowing rates applied to lease liabilities range from 4.75% to 6.00% during the years ended December 31, 2021 and 2022.